Decommissioning and other provisions - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 18,801	$ 18,000
Less than 1 year
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	1,475
Between 1 and 5 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,988
Between 6 to 10 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	3,302
11 years and later
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 10,036